Equity and Divestitures - Schedule of Illustrates the Shareholders’ Equity (Details) - SPAC Merger [Member] - shares	6 Months Ended				12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning	31,617,370	20,132,291		17,818,669	17,818,669		17,610,450		13,769,811
Shares issued	889,411			2,313,622	2,313,622	[1]	208,219	[2]	3,840,639
Subtotal					20,132,291
Acquisition of Nvni Group Limited		11,485,080	[3]		11,485,080	[4]
Balance at ending	32,506,781	31,617,370		20,132,291	31,617,370		17,818,669		17,610,450

[1]	The shares issued pertain to the premium on loans, subscription right payments, earn out payments and stock option exercised by the board made in 2023, prior to the conversion into Nvni Group Limited shares.
[2]	Shares were issued in December 2022 in connection with the exercise of subscription rights as detailed below. On December 22, 2022, the Company entered into a contribution agreement with Nuvini Holdings Limited, an exempted company incorporated with limited liability in the Cayman Islands that is the parent company of Nuvini S.A, that effective upon the agreement, the Company transferred 100% of Nuvini shareholders’ equity from Nuvini shares to Nuvini Holdings Limited shares.
[3]	In connection with the SPAC merger, each of the Nuvini shareholders contributed their ordinary shares into the Company in exchange for Nvni Group Limited ordinary shares. The shares were converted into a number of Nvni Group Limited ordinary shares in accordance with the Exchange Ratio of 0.145485724.
[4]	The acquisition of Nvni Group Limited Ordinary Shares includes the conversion of 3,884,372 Nvni Group Limited rollover options, earn-out shares and equity plan, 4,300,363 Mercato Public Shares, 5,570,000 Mercato Class B Shares, 475,000 Maxim shares, and 1,280,000 PIPE investor shares. For details on participation percentages, please refer to the distribution to shareholders’ capital table.